Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 9,835	¥ 4,708
Charge-offs	(3,128)	(3,759)
Other	(1,516)	(472)
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	46,909	36,920
Provision for credit loss, net of reversal	31,539	23,617
Charge-offs	(10,311)	(7,676)
Other	(11,417)	(5,952)
Allowance for credit loss at end of year	56,721	46,909
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	336,152	274,871
Provision for credit loss, net of reversal	277,127	241,427
Charge-offs	(189,044)	(150,458)
Other	(67,931)	(29,688)
Allowance for credit loss at end of year	356,304	336,152
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	111,044	95,720
Provision for credit loss, net of reversal	36,053	34,386
Other	(29,265)	(19,062)
Allowance for credit loss at end of year	117,832	111,044
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	147,790	124,867
Provision for credit loss, net of reversal	59,305	64,742
Other	(56,209)	(41,819)
Allowance for credit loss at end of year	150,885	147,790
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	77,318	54,284
Provision for credit loss, net of reversal	181,769	142,299
Charge-offs	(189,044)	(150,458)
Other	17,543	31,193
Allowance for credit loss at end of year	87,587	77,318
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	31,213	24,622
Provision for credit loss, net of reversal	16,050	10,031
Charge-offs	(698)	(204)
Other	(8,774)	(3,236)
Allowance for credit loss at end of year	37,791	31,213
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	17,481	14,640
Provision for credit loss, net of reversal	10,856	6,362
Other	(3,641)	(3,521)
Allowance for credit loss at end of year	24,697	17,481
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	5,931	4,582
Provision for credit loss, net of reversal	3,746	2,539
Other	(2,658)	(1,191)
Allowance for credit loss at end of year	7,018	5,931
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	7,801	5,399
Provision for credit loss, net of reversal	1,448	1,130
Charge-offs	(698)	(204)
Other	(2,475)	1,475
Allowance for credit loss at end of year	¥ 6,076	¥ 7,801